Investments in associated undertakings (Details) - USD ($) $ in Millions					12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Investments in associated undertakings
Balance at beginning	[1]				$ 46	$ 56
Share of profit					10	9	[2]	$ 11	[2]
Dividends received					(5)	(14)	[3]	(5)	[3]
Balance at end		$ 41	$ 46	[1]	41	46	[1]	56	[1]
Revenue					6,908	6,617	[2]	6,385	[2]
Profit					470	392	[2]	474	[2]
Nippon Calmic Limited
Investments in associated undertakings
Balance at beginning					31	40
Exchange differences					(1)	(4)
Share of profit					9	8
Dividends received					(4)	(13)
Balance at end		$ 35	$ 31		35	31		40
Ownership interest in associate		49.00%	49.00%
Tax expense on share of profit					5	4
Assets		$ 78	$ 73		78	73
Liabilities		(40)	(41)		(40)	(41)
Revenue					73	67
Profit					9	8
Individually immaterial associated undertakings
Investments in associated undertakings
Balance at beginning					15	16
Exchange differences					1	(1)
Write off					(8)
Other					(2)
Share of profit					1	1
Dividends received					(1)	(1)
Balance at end		$ 6	$ 15		6	15		$ 16
Unrecognised share of losses of associates					$ 0	$ 0

[1]	Refer to foreign currency translation in material accounting policies section.
[2]	Refer to foreign currency translation in material accounting policies section.
[3]	Refer to foreign currency translation in material accounting policies section